UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 1.4%
Safran SA	644,500	$42,923,583

		$42,923,583

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	477,099	$33,978,991

		$33,978,991

Automobiles — 0.5%
Toyota Motor Corp.	255,635	$16,481,025

		$16,481,025

Banks — 9.7%
Bank of America Corp.	2,673,091	$40,497,329
JPMorgan Chase & Co.	665,702	36,200,875
Lloyds Banking Group PLC(1)	26,972,368	29,880,363
Mitsubishi UFJ Financial Group, Inc.	1,087,756	5,780,624
Natixis SA	6,301,061	40,074,611
Regions Financial Corp.	3,173,329	27,607,962
Skandinaviska Enskilda Banken AB, Class A	2,767,594	33,326,246
Societe Generale SA	734,317	29,487,460
Unione di Banche Italiane ScpA	3,628,950	24,961,016
Westpac Banking Corp.	1,108,184	29,617,372

		$297,433,858

Beverages — 3.0%
Anheuser-Busch InBev NV	456,144	$55,634,092
Constellation Brands, Inc., Class A(1)	332,678	36,744,285

		$92,378,377

Biotechnology — 4.0%
Biogen Idec, Inc.(1)	104,083	$40,504,940
Celgene Corp.(1)	369,880	44,074,901
Gilead Sciences, Inc.(1)	369,486	38,733,217

		$123,313,058

Chemicals — 2.2%
LyondellBasell Industries NV, Class A	347,268	$27,465,426
Monsanto Co.	326,801	38,555,982

		$66,021,408

Commercial Services & Supplies — 0.8%
Brambles, Ltd.	2,845,266	$23,310,075

		$23,310,075

Communications Equipment — 1.4%
QUALCOMM, Inc.	700,373	$43,745,298

		$43,745,298

Consumer Finance — 2.3%
American Express Co.	301,748	$24,348,046
Discover Financial Services	828,090	45,031,534

		$69,379,580

Security	Shares	Value
Diversified Financial Services — 1.0%
ING Groep NV(1)	2,363,200	$29,380,250

		$29,380,250

Diversified Telecommunication Services — 4.0%
Deutsche Telekom AG	2,431,852	$41,920,478
Nippon Telegraph & Telephone Corp.	691,618	40,934,612
Verizon Communications, Inc.	825,160	37,718,063

		$120,573,153

Electric Utilities — 1.1%
NextEra Energy, Inc.	301,876	$32,976,934

		$32,976,934

Electrical Equipment — 3.6%
Emerson Electric Co.	617,690	$35,171,269
Mitsubishi Electric Corp.	2,130,302	24,638,497
Nidec Corp.	369,642	25,153,378
Rockwell Automation, Inc.	239,294	26,063,902

		$111,027,046

Electronic Equipment, Instruments & Components — 1.8%
Corning, Inc.	1,535,731	$36,504,326
Yaskawa Electric Corp.	1,348,218	17,235,605

		$53,739,931

Energy Equipment & Services — 0.5%
Halliburton Co.	380,000	$15,196,200

		$15,196,200

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	315,869	$45,166,108
CVS Health Corp.	325,743	31,974,933

		$77,141,041

Food Products — 1.3%
Mondelez International, Inc., Class A	1,123,515	$39,592,669

		$39,592,669

Health Care Equipment & Supplies — 1.4%
Medtronic PLC	585,589	$41,811,055

		$41,811,055

Hotels, Restaurants & Leisure — 3.2%
Accor SA	951,148	$47,288,216
Compass Group PLC	2,908,137	50,139,610

		$97,427,826

Household Products — 1.5%
Reckitt Benckiser Group PLC	542,201	$45,889,106

		$45,889,106

Industrial Conglomerates — 2.6%
Danaher Corp.	520,417	$42,871,952
Koninklijke Philips NV	1,274,290	35,138,372

		$78,010,324

Insurance — 4.1%
AXA SA	1,324,881	$30,991,539
MetLife, Inc.	787,852	36,635,118
Prudential PLC	2,315,791	56,297,790
St James’s Place PLC	163,707	2,106,230

		$126,030,677

Security	Shares	Value
Internet & Catalog Retail — 1.7%
Amazon.com, Inc.(1)	142,192	$50,411,330

		$50,411,330

Internet Software & Services — 4.4%
Facebook, Inc., Class A(1)	482,480	$36,625,057
Google, Inc., Class C(1)	184,527	98,633,372

		$135,258,429

IT Services — 0.9%
Visa, Inc., Class A	107,001	$27,275,625

		$27,275,625

Machinery — 1.1%
SKF AB, Class B	1,435,000	$33,825,643

		$33,825,643

Media — 1.9%
Live Nation Entertainment, Inc.(1)	668,174	$15,882,496
Walt Disney Co. (The)	464,192	42,222,904

		$58,105,400

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	634,078	$10,658,851

		$10,658,851

Multi-Utilities — 2.4%
National Grid PLC	3,033,002	$42,640,987
Sempra Energy	282,703	31,640,120

		$74,281,107

Oil, Gas & Consumable Fuels — 7.1%
Devon Energy Corp.	742,655	$44,759,817
Exxon Mobil Corp.	537,000	46,944,540
Occidental Petroleum Corp.	603,098	48,247,840
Statoil ASA	2,022,775	33,873,954
Total SA	850,895	43,676,919

		$217,503,070

Pharmaceuticals — 7.9%
AstraZeneca PLC	427,848	$30,456,515
Bayer AG	291,292	41,955,162
Merck & Co., Inc.	716,034	43,162,530
Perrigo Co. PLC	258,749	39,262,573
Roche Holding AG PC	187,636	50,571,163
Takeda Pharmaceutical Co., Ltd.	693,828	34,663,194

		$240,071,137

Real Estate Investment Trusts (REITs) — 1.2%
Simon Property Group, Inc.	191,630	$38,069,216

		$38,069,216

Semiconductors & Semiconductor Equipment — 1.3%
NXP Semiconductors NV(1)	511,006	$40,543,216

		$40,543,216

Software — 2.0%
Microsoft Corp.	844,338	$34,111,255
Oracle Corp.	639,091	26,771,522

		$60,882,777

Security	Shares	Value
Specialty Retail — 2.3%
Dixons Carphone PLC	2,425,935	$15,853,656
Home Depot, Inc. (The)	515,553	53,834,044

		$69,687,700

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	684,810	$80,232,340
Lenovo Group, Ltd.	23,987,780	31,009,584

		$111,241,924

Textiles, Apparel & Luxury Goods — 2.7%
NIKE, Inc., Class B	597,277	$55,098,803
Pandora A/S	381,923	27,302,751

		$82,401,554

Tobacco — 1.8%
British American Tobacco PLC	957,923	$54,042,208

		$54,042,208

Transportation Infrastructure — 0.2%
Sydney Airport	1,691,005	$6,534,411

		$6,534,411

Wireless Telecommunication Services — 1.1%
Vodafone Group PLC	9,317,178	$32,763,650

		$32,763,650

Total Common Stocks (identified cost $3,102,265,909)		$3,021,318,713

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$18,498	$18,498,128

Total Short-Term Investments (identified cost $18,498,128)		$18,498,128

Total Investments — 99.6% (identified cost $3,120,764,037)		$3,039,816,841

Call Options Written — (0.6)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,065	$2,090	2/6/15	$(15,975)
S&P 500 Index	985	2,035	2/13/15	(1,108,125)
S&P 500 Index	1,030	2,085	2/20/15	(293,550)
S&P 500 Index	1,110	2,055	2/27/15	(1,332,000)

				$(2,749,650)

Over-the-Counter Options — (0.5)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Citibank, N.A.	22,050	EUR	3,275	2/20/15	$(2,862,135)
Dow Jones Euro Stoxx 50 Index	Deutsche Bank AG	42,200	EUR	3,225	2/20/15	(7,307,621)
Dow Jones Euro Stoxx 50 Index	Morgan Stanley & Co. International PLC	20,700	EUR	3,325	2/20/15	(1,894,896)
FTSE 100 Index	Barclays Bank PLC	6,250	GBP	6,600	2/20/15	(1,655,412)
FTSE 100 Index	Societe Generale	6,200	GBP	6,725	2/20/15	(837,457)
Nikkei 225 Index	Bank of America, N.A.	380,000	JPY	17,875	2/13/15	(604,504)
Nikkei 225 Index	Citibank, N.A.	390,000	JPY	17,625	2/13/15	(1,023,359)

						$(16,185,384)

Total Call Options Written (premiums received $15,056,999)						$(18,935,034)

Other Assets, Less Liabilities — 1.0%						$30,453,748

Net Assets — 100.0%						$3,051,335,555

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

EUR	-	Euro
GBP	-	British Pound Sterling
JPY	-	Japanese Yen

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $12,090.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.6%	$1,660,440,050
United Kingdom	11.8	360,070,115
France	7.7	234,442,328
Japan	5.4	164,886,935
Netherlands	3.5	105,061,838
Germany	2.8	83,875,640
Ireland	2.7	81,073,628
Sweden	2.2	67,151,889
Australia	2.0	59,461,858
Belgium	1.8	55,634,092
Switzerland	1.7	50,571,163
Norway	1.1	33,873,954
China	1.0	31,009,584
Denmark	0.9	27,302,751
Italy	0.8	24,961,016

Total Investments	100.0%	$3,039,816,841

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,122,686,666

Gross unrealized appreciation	$121,853,014
Gross unrealized depreciation	(204,722,839)

Net unrealized depreciation	$(82,869,825)

Written options activity for the fiscal year to date ended January 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,363,150	$9,823,321
Options written	2,623,915	38,204,360
Options terminated in closing purchase transactions	(1,409,565)	(15,539,444)
Options expired	(1,705,910)	(17,431,238)

Outstanding, end of period	871,590	$15,056,999

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $18,935,034.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$217,449,577	$157,065,258	$—	$374,514,835
Consumer Staples	153,477,995	155,565,406	—	309,043,401
Energy	155,148,397	77,550,873	—	232,699,270
Financials	248,390,080	311,903,501	—	560,293,581
Health Care	247,549,216	157,646,034	—	405,195,250
Industrials	138,086,114	191,523,959	—	329,610,073
Information Technology	424,442,011	48,245,189	—	472,687,200
Materials	76,680,259	—	—	76,680,259
Telecommunication Services	37,718,063	115,618,740	—	153,336,803
Utilities	64,617,054	42,640,987	—	107,258,041
Total Common Stocks	$1,763,558,766	$1,257,759,947 *	$—	$3,021,318,713
Short-Term Investments	$—	$18,498,128	$—	$18,498,128
Total Investments	$1,763,558,766	$1,276,258,075	$—	$3,039,816,841

Liability Description
Call Options Written	$(2,749,650)	$(16,185,384)	$—	$(18,935,034)
Total	$(2,749,650)	$(16,185,384)	$—	$(18,935,034)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015